Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
CVA/DVA, net
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (53)		kr (51)
The period's change in fair value originating from credit risk (+ income/ - loss)	(2)	kr (42)
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(11)		kr (32)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 21	kr 64